Other Intangible assets - Schedule of Detailed Information about Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	$ 19,076
Amortization	819	$ 944	$ 733
Ending balance	20,621	19,076
Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	13,076
Ending balance	14,621	13,076
Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	0
Ending balance	0	0
Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,000
Ending balance	6,000	6,000
Cost
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	25,344	30,865
Reclassification of assets		1,002
Additions	2,409	10,094
Impairment		(1,779)
Retirement		(15,000)
Translation difference	(385)	162
Ending balance	27,368	25,344	30,865
Cost | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	17,073	13,684
Reclassification of assets		1,002
Additions	2,409	4,094
Impairment		(1,779)
Retirement		0
Translation difference	(248)	72
Ending balance	19,234	17,073	13,684
Cost | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	2,271	2,181
Reclassification of assets		0
Additions	0	0
Impairment		0
Retirement		0
Translation difference	(137)	90
Ending balance	2,134	2,271	2,181
Cost | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,000	15,000
Reclassification of assets		0
Additions	0	6,000
Impairment		0
Retirement		(15,000)
Translation difference	0	0
Ending balance	6,000	6,000	15,000
Amortization
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	6,268	5,213
Amortization	819	944
Translation difference	(340)	111
Ending balance	6,747	6,268	5,213
Amortization | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	3,997	3,343
Amortization	819	626
Translation difference	(203)	28
Ending balance	4,613	3,997	3,343
Amortization | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	2,271	1,870
Amortization	0	318
Translation difference	(137)	83
Ending balance	2,134	2,271	1,870
Amortization | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	0	0
Amortization	0	0
Translation difference	0	0
Ending balance	$ 0	$ 0	$ 0